Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Term deposits	103,331	—	103,331	—
Equity investment in NQ Guotai (Note 8)	16,402	—	—	16,402

Total	119,733	—	103,331	16,402

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
7-day depositary notice	12,728	—	12,728	—
Term deposits	101,503	—	101,503	—
Short-term investments	7,573	—	7,573	—

Total	121,804	—	121,804	—

Summary of Changes in Fair Value of Level 3 Assets

As of December 31,
2013
US$
Beginning balance as of January 1, 2013	—
Capital injection in NQ Guotai	16,402
Total gain or losses included in earnings from equity investment in NQ Guotai	—
Settlements	—

Ending balance as of December 31, 2013	16,402